Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories, Net	Inventories are summarized as follows:
	2018	2017
Raw materials	74	62
Work in process	949	901
Finished goods	256	273
	1,279	1,236